Structured Entities and Derecognition of Financial Assets - Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	$ 53,742	$ 50,207
Associated liabilities, carrying amount	54,591	50,448
Fair value	53,761	50,060
Associated liabilities, fair value	54,734	50,564
Residential mortgage securitizations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	16,245	18,433
Fair value	16,264	18,286
Securities held by counterparties as collateral under repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	15,663	10,482
Fair value	15,663	10,482
Securities lent for cash collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	45	15
Fair value	45	15
Securities lent for securities collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	21,789	21,277
Fair value	$ 21,789	$ 21,277